Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016 USD ($)	Jun. 27, 2015 USD ($)	Jul. 01, 2016 USD ($) Customer	Jun. 27, 2015 USD ($) Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer
Accounting Policies [Line Items]
Amortization expense	$ 19,085	$ 19,818	$ 38,663	$ 39,646	$ 79,964	$ 83,944	$ 86,412
Unamortized internally developed software costs					$ 6,800	8,500
Product warranty, description					We provide expressed warranties on certain products for periods typically ranging from one to three years. We estimate our warranty obligations at the time of sale based upon historical experiences and known product issues, if any.
Advertising cost					$ 3,900	4,700	6,400
Foreign transaction (losses) gains					$ (7,300)	$ (5,300)	$ (1,500)
Disclosure of major customers | Customer			0	0	0	0	0
Geographic Concentration Risk | Sales Revenue, Net | International
Accounting Policies [Line Items]
Percentage of net sales					26.60%	29.90%	29.30%
Software Developed For Internal Use
Accounting Policies [Line Items]
Amortization expense					$ 1,700	$ 2,000	$ 1,900
Minimum
Accounting Policies [Line Items]
Estimated useful lives of property and equipment					3 years
Product warranty period					1 year
Minimum | Software Developed For Internal Use
Accounting Policies [Line Items]
Estimated useful lives					3 years
Maximum
Accounting Policies [Line Items]
Estimated useful lives of property and equipment					25 years
Product warranty period					3 years
Maximum | Software Developed For Internal Use
Accounting Policies [Line Items]
Estimated useful lives					10 years